STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Operating costs	$ 5,288	$ 3,176,907
Loss from operations	(5,288)	(3,176,907)
Other income:
Interest earned on investments held in Trust Account		306,930
Net loss	$ (5,288)	(2,869,977)
Class A common stock
Other income:
Interest earned on investments held in Trust Account		$ 306,930
Basic and diluted net income (loss) per share		$ 0.00
Class B common stock
Other income:
Basic and diluted net income (loss) per share	$ (5,288)	$ (0.18)
Class A Redeemable Ordinary Shares
Other income:
Weighted average shares outstanding		69,000,000
Class B Non-redeemable Ordinary Shares
Other income:
Weighted average shares outstanding	1	17,250,000